Income Taxes (Loss Before Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
U.S. operations			$ (211,405)	$ (137,952)	$ (138,368)
Foreign operations			532	(40)	336
Loss before income taxes	$ (59,976)	$ (42,568)	$ (210,873)	$ (137,992)	$ (138,032)